Exploration and evaluation assets - Schedule of exploration and evaluation asset (Detail) - USD ($)		12 Months Ended
	Nov. 01, 2024	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of exploration and evaluation assets [Line Items]
Balance, beginning of year		$ 141,055,466
Share-based compensation (Note 14)		840,620		$ 1,682,382		$ 127,670
Balance, end of year		169,047,505		141,055,466
Exploration and evaluation assets [member]
Schedule of exploration and evaluation assets [Line Items]
Balance, beginning of year		118,785,555		129,298,494
Mineral rights and land fees		13,014		30,127
Site operations, environmental, consulting and technical costs		11,037,467		4,885,615
Share-based compensation (Note 14)		840,620		1,682,382
Proceeds from royalty option agreement	$ (1,000,000)	0	[1]	(1,000,000)	[1]
Effect of foreign exchange		7,604,012		(16,111,063)
Balance, end of year		$ 138,280,668		$ 118,785,555		$ 129,298,494

[1]	On November 1, 2024, the Company and its Subsidiary entered into an option agreement (see Note 20) and received $1,000,000.